TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Trade debtors, Net	$ 251,169,538	$ 238,146,331
Other debtors, Net	41,973,516	39,798,245
Other accounts receivable, Net	5,749,110	1,825,710
Total trade debtors and other accounts receivable, Net	298,892,164	279,770,286
Trade debtors, Gross	255,616,735	242,638,974
Other debtors, Gross	42,135,933	40,206,431
Other accounts receivable, Gross	5,834,787	1,921,211
Total trade debtors and other accounts receivable, Gross	303,587,455	284,766,616
Non-current
Trade debtors, Net	94,190	56,781
Other debtors, Net	277,077	483,139
Other accounts receivable, Net	134
Total trade debtors and other accounts receivable, Net	371,401	539,920
Trade debtors, Gross	94,190	56,781
Other debtors, Gross	277,077	483,139
Other accounts receivable, Gross	134
Total trade debtors and other accounts receivable, Gross	$ 371,401	$ 539,920